Expense Example - CG Flagship Equity ETF - CG Flagship Equity ETF Class	Sep. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	$ 202